Business Combination	12 Months Ended
Feb. 28, 2021
Business Combinations [Abstract]
Business Combination
3.	BUSINESS COMBINATION

Business combinations during the year ended February 28, 2019:

Acquisition of Wupin Education

The Group acquired 90% equity interest in Shanghai Wupin Education Consulting Service Co., Ltd. and its subsidiaries (collectively "Wupin Education") on March 1, 2018, for a total consideration of RMB128,880, which has been paid in full as of February 28, 2019. The intangible assets, goodwill and non-controlling interests acquired from the acquisition were RMB35,630, RMB114,613 and RMB15,799, respectively. The Group recognized RMB2,038 of transaction costs for the acquisition which were included in general and administrative expenses in the year ended February 28, 2019.

Acquisition of Fantasy

The Group acquired 51% equity interests of Shanghai Fantasy Business Consulting Co., Ltd. and its subsidiary ("Fantasy") on September 1, 2018, for a total consideration of RMB12,000 which was fully paid as of February 29, 2020. The intangible assets, goodwill and non-controlling interests acquired from the acquisition were RMB7,200, RMB18,141 and RMB11,529, respectively. The transaction cost for the acquisition of Fantasy was immaterial.

Other acquisitions

On September 1, 2018, the Group acquired 51% equity interest of Chongqing Jianzhi Education Information Consulting Service Co., Ltd. and its subsidiary ("Chongqing Jianzhi"), for a total consideration of RMB8,000 which was fully paid as of February 29, 2020. The intangible assets, goodwill and non-controlling interests acquired from the acquisition were RMB980, RMB14,072 and RMB7,686, respectively.

On July 1, 2018, the Group executed a business acquisition agreement with Shanghai Zhixun Education Equipment Co., Ltd. and its shareholder to acquire the ownership of its after-school tutoring business in Nanxiang learning center (“Nanxiang”), for a total cash consideration of RMB5,350 which was paid in full as of February 28, 2019. The goodwill and intangible asset (customer relationship) acquired from the acquisition were RMB2,950 and RMB3,200, respectively.

Revenue and net income of Chongqing Jianzhi and Nanxiang included in the consolidated statements of operations for the year ended February 28, 2019 were RMB7,598 and RMB1,611, respectively. The transaction cost for the acquisitions of Chongqing Jianzhi and Nanxiang was immaterial.

Business combinations during the year ended February 28, 2021:

On February 7, 2018, the Group acquired 50% equity interest of Shanghai Huashi Dongfang Digital Publishing Co., Ltd. ("Huashi Dongfang") for a total consideration of RMB1,300. The Group accounted for the investment under equity-method as the Group has the ability to exert significant influence. The Group recognized investment loss of RMB25 and RMB5 in loss from equity method investments for the years ended February 29, 2020 and February 28, 2021, respectively. On April 22, 2020 the Group acquired another 19.97% equity interest of Huashi Dongfang for a total consideration of RMB1,330. Both were fully paid as of February 28, 2021. As a result of these transactions, the Group obtained control in this entity and therefore accounted for these transactions as step acquisition. The goodwill and non-controlling interests acquired from the acquisition were RMB1,804 and RMB1,174, respectively. Pro forma results of operations for this acquisition have not been presented as they are not material to the Group’s consolidated results.

On September 1, 2020, the Group acquired 80% equity interest of Shanghai Jiahe International Travel Service Co., Ltd. ("Jiahe") for a total consideration of RMB800 which was fully paid as of February 28, 2021. The intangible assets and non-controlling interests acquired from the acquisition were RMB302 and RMB200, respectively. Pro forma results of operations for this acquisition have not been presented as they are not material to the Group’s consolidated results.

Revenue and net loss of Huashi Dongfang and Jiahe aggregately included in the consolidated statements of operations for the year ended February 28, 2021 were RMB213 and RMB258, respectively. The transaction cost for the acquisitions of Huashi Dongfang and Jiahe was immaterial.